Columbia Emerging Markets Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Brazil 4.9%
Axia Energia SA	322,621	3,340,976
Banco BTG Pactual SA	426,337	4,535,041
Embraer SA, ADR	180,778	10,439,930
MercadoLibre, Inc.(a)	2,847	4,827,516
NU Holdings Ltd., Class A(a)	1,379,887	18,117,916
Petroleo Brasileiro SA, ADR	153,661	2,884,217
Total		44,145,596
China 19.6%
Alibaba Group Holding Ltd.	1,585,800	24,586,499
Atour Lifestyle Holdings Ltd., ADR	142,935	4,908,388
Bilibili, Inc.(a)	75,840	1,315,172
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	4,559,000	4,939,738
China Hongqiao Group Ltd.	2,228,500	7,990,597
China Resources Land Ltd.	2,368,500	10,666,870
CMOC Group Ltd., Class H	1,680,000	3,921,003
Contemporary Amperex Technology Co., Ltd., Class A	223,740	14,030,079
Dongfang Electric Corp., Ltd., Class H	646,400	2,654,581
Eastroc Beverage Group Co., Ltd., Class A	140,753	2,962,057
Fuyao Glass Industry Group Co., Ltd., Class A	270,686	2,106,844
Hansoh Pharmaceutical Group Co., Ltd.	748,000	2,995,504
Harbin Electric Co., Ltd., Class H	706,000	1,772,347
InnoScience Suzhou Technology Holding Co., Ltd., Class H(a)	241,100	2,189,376
Montage Technology Co., Ltd., Class A	97,328	3,648,160
Naura Technology Group Co., Ltd., Class A	27,619	2,572,260
New Horizon Health Ltd.(a),(b),(c)	1,356,000	0
Neway Valve Suzhou Co., Ltd., Class A	772,600	6,557,846
Ping An Insurance Group Co. of China Ltd., Class H	1,268,000	9,711,790
Sieyuan Electric Co., Ltd., Class A	248,400	7,421,405
Tencent Holdings Ltd.	441,100	23,965,676
Victory Giant Technology Huizhou Co., Ltd., Class H(a)	77,100	4,191,019
Weichai Power Co., Ltd., Class H	1,037,000	5,508,842
WuXi Biologics Cayman, Inc.(a)	804,000	3,438,779
WuXi XDC Cayman, Inc.(a)	705,000	4,942,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	392,900	8,149,422
Zijin Mining Group Co., Ltd., Class H	2,132,000	8,937,814
Total		176,084,119
Finland 0.5%
Amer Sports, Inc.(a)	112,386	3,998,694
Greece 4.5%
Eurobank SA	2,616,203	12,185,412
JUMBO SA	59,942	1,627,652
National Bank of Greece SA	229,400	3,968,522
Piraeus Bank SA(a)	1,508,331	16,003,306
Public Power Corp. SA	276,416	6,950,369
Total		40,735,261
Hong Kong 0.7%
Hong Kong Exchanges and Clearing Ltd.	67,800	3,461,865
Zijin Gold International Co., Ltd.(a)	143,058	2,375,188
Total		5,837,053
Hungary 0.4%
OTP Bank Nyrt	28,598	3,926,661
India 4.6%
360 ONE WAM Ltd.	229,984	2,674,236
Bajaj Finance Ltd.	277,571	2,654,175
Bharat Electronics Ltd.	1,010,467	4,365,775
Bharti Airtel Ltd.	482,661	9,286,524
Cholamandalam Investment and Finance Co., Ltd.	136,312	2,204,883
Eicher Motors Ltd.	30,363	2,292,723
Eternal Ltd.(a)	1,651,570	4,352,696
HDFC Bank Ltd., ADR	64,628	1,536,854
Larsen & Toubro Ltd.	40,999	1,760,283
NTPC Ltd.	595,954	2,426,404
Phoenix Mills Ltd. (The)	266,555	4,969,708
Polycab India Ltd.	31,690	3,161,016
Total		41,685,277

Columbia Emerging Markets Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 1.4%
BBB Foods, Inc., Class A(a)	189,980	7,185,044
Vista Energy SAB de CV, ADR(a)	72,271	5,362,508
Total		12,547,552
Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	314,097	8,914,951
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	5,893,953	0
Singapore 0.3%
Sea Ltd. ADR(a)	25,355	2,295,388
South Africa 3.3%
Capitec Bank Holdings Ltd.	58,303	16,072,074
FirstRand Ltd.	1,617,613	9,206,377
Valterra Platinum Ltd.	48,882	4,036,379
Total		29,314,830
South Korea 26.7%
Coupang, Inc., Class A(a)	210,561	3,495,313
Doosan Co., Ltd.	7,903	10,369,861
Doosan Enerbility Co., Ltd.(a)	36,356	2,549,957
Hanwha Aerospace Co., Ltd.	9,637	7,514,240
HD Hyundai Co., Ltd.	30,122	5,548,849
HD Hyundai Electric Co., Ltd.	9,560	6,695,195
HD Hyundai Heavy Industries Co., Ltd.	7,065	3,264,678
HD Hyundai Marine Solution Co., Ltd.	24,796	3,686,630
KB Financial Group, Inc.	68,655	6,878,320
Samsung Biologics Co., Ltd.(a)	3,244	2,934,022
Samsung Electro-Mechanics Co., Ltd.	14,749	20,848,992
Samsung Electronics Co., Ltd.	414,037	86,862,333
SK Hynix, Inc.	46,252	72,014,733
SK Square Co., Ltd.(a)	8,829	7,321,173
Total		239,984,296
Taiwan 27.2%
Accton Technology Corp.	152,995	11,706,315
ASPEED Technology, Inc.	13,000	7,736,846
Chroma ATE, Inc.	94,000	7,479,758
Delta Electronics, Inc.	174,000	13,350,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Elite Material Co., Ltd.	69,000	11,151,955
eMemory Technology, Inc.	25,000	2,698,782
FOCI Fiber Optic Communications, Inc.(a)	213,000	5,339,218
Gold Circuit Electronics Ltd.	155,000	6,470,803
Jentech Precision Industrial Co., Ltd.	58,000	6,506,816
King Yuan Electronics Co., Ltd.	423,000	4,388,016
Lite-On Technology Corp.	1,128,000	8,331,980
MediaTek, Inc.	59,000	8,021,145
Taiwan Semiconductor Manufacturing Co., Ltd.	1,735,048	128,541,614
Unimicron Technology Corp.	693,000	22,995,729
Total		244,719,349
Turkey 1.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	805,883	5,441,780
BIM Birlesik Magazalar AS	692,762	5,564,493
Total		11,006,273
United Arab Emirates 1.1%
ADNOC Drilling Co. PJSC	2,288,416	3,714,867
Aldar Properties PJSC	1,630,031	3,482,156
Emaar Properties PJSC	807,730	2,614,098
Total		9,811,121
United Kingdom 1.6%
Anglogold Ashanti PLC	145,794	14,118,691
Vietnam 0.5%
Vietnam Technological & Commercial Joint Stock Bank	3,560,700	4,431,929
Total Common Stocks (Cost $441,141,231)		893,557,041

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(e),(f)	1,195,666	1,195,188
Total Money Market Funds (Cost $1,195,188)		1,195,188
Total Investments in Securities (Cost $442,336,419)		894,752,229
Other Assets & Liabilities, Net		3,683,241
Net Assets		$898,435,470
Columbia Emerging Markets Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	4,170,003	162,635,661	(165,610,476)	—	1,195,188	(2,586)	121,081	1,195,666
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Emerging Markets Fund  | 2026

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